Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jun. 25, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES TOTAL RETURN GOVERNMENT BOND FUND
CIK	dei_EntityCentralIndexKey	0000946868
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 25, 2021
Effective Date	dei_DocumentEffectiveDate	Jun. 25, 2021
Prospectus Date	rr_ProspectusDate	Jun. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Total Return Government Bond Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTRGX
Federated Hermes Total Return Government Bond Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFTGSX
Federated Hermes Total Return Government Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTGLX